Shareholder Report	6 Months Ended
Aug. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust II
Entity Central Index Key	0001352280
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Columbia Global Value Fund - Class A
Shareholder Report [Line Items]
Fund Name	Columbia Global Value Fund
Class Name	Class A
Trading Symbol	IEVAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Global Value Fund (the Fund) for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 59	1.12% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.12%	[1]
Net Assets	$ 853,755,436
Holdings Count | Holding	99
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 853,755,436
Total number of portfolio holdings	99
Portfolio turnover for the reporting period	35%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
The Fund may use place of organization/incorporation or other factors in determining whether an issuer is domestic (U.S.) or foreign for purposes of its investment policies. At August 31, 2025, the Fund invested at least 40% of its net assets in foreign companies in accordance with its principal investment strategy.
Top Holdings
Meta Platforms, Inc., Class A	5.4%
JPMorgan Chase & Co.	4.1%
Bank of America Corp.	2.9%
Citigroup, Inc.	2.5%
Shell PLC	2.4%
Exxon Mobil Corp.	2.3%
AT&T, Inc.	2.3%
Goldman Sachs Group, Inc. (The)	2.3%
Walmart, Inc.	2.1%
Hartford Insurance Group, Inc. (The)	2.1%
Equity Sector Allocation
Geographic Allocation

Largest Holdings [Text Block]
Top Holdings
Meta Platforms, Inc., Class A	5.4%
JPMorgan Chase & Co.	4.1%
Bank of America Corp.	2.9%
Citigroup, Inc.	2.5%
Shell PLC	2.4%
Exxon Mobil Corp.	2.3%
AT&T, Inc.	2.3%
Goldman Sachs Group, Inc. (The)	2.3%
Walmart, Inc.	2.1%
Hartford Insurance Group, Inc. (The)	2.1%

Columbia Global Value Fund - Class C
Shareholder Report [Line Items]
Fund Name	Columbia Global Value Fund
Class Name	Class C
Trading Symbol	REVCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Global Value Fund (the Fund) for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$ 98	1.87% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	1.87%	[1]
Net Assets	$ 853,755,436
Holdings Count | Holding	99
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 853,755,436
Total number of portfolio holdings	99
Portfolio turnover for the reporting period	35%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
The Fund may use place of organization/incorporation or other factors in determining whether an issuer is domestic (U.S.) or foreign for purposes of its investment policies. At August 31, 2025, the Fund invested at least 40% of its net assets in foreign companies in accordance with its principal investment strategy.
Top Holdings
Meta Platforms, Inc., Class A	5.4%
JPMorgan Chase & Co.	4.1%
Bank of America Corp.	2.9%
Citigroup, Inc.	2.5%
Shell PLC	2.4%
Exxon Mobil Corp.	2.3%
AT&T, Inc.	2.3%
Goldman Sachs Group, Inc. (The)	2.3%
Walmart, Inc.	2.1%
Hartford Insurance Group, Inc. (The)	2.1%
Equity Sector Allocation
Geographic Allocation

Largest Holdings [Text Block]
Top Holdings
Meta Platforms, Inc., Class A	5.4%
JPMorgan Chase & Co.	4.1%
Bank of America Corp.	2.9%
Citigroup, Inc.	2.5%
Shell PLC	2.4%
Exxon Mobil Corp.	2.3%
AT&T, Inc.	2.3%
Goldman Sachs Group, Inc. (The)	2.3%
Walmart, Inc.	2.1%
Hartford Insurance Group, Inc. (The)	2.1%

Columbia Global Value Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Columbia Global Value Fund
Class Name	Institutional Class
Trading Symbol	CEVZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Global Value Fund (the Fund) for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 46	0.87% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.87%	[1]
Net Assets	$ 853,755,436
Holdings Count | Holding	99
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 853,755,436
Total number of portfolio holdings	99
Portfolio turnover for the reporting period	35%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
The Fund may use place of organization/incorporation or other factors in determining whether an issuer is domestic (U.S.) or foreign for purposes of its investment policies. At August 31, 2025, the Fund invested at least 40% of its net assets in foreign companies in accordance with its principal investment strategy.
Top Holdings
Meta Platforms, Inc., Class A	5.4%
JPMorgan Chase & Co.	4.1%
Bank of America Corp.	2.9%
Citigroup, Inc.	2.5%
Shell PLC	2.4%
Exxon Mobil Corp.	2.3%
AT&T, Inc.	2.3%
Goldman Sachs Group, Inc. (The)	2.3%
Walmart, Inc.	2.1%
Hartford Insurance Group, Inc. (The)	2.1%
Equity Sector Allocation
Geographic Allocation

Largest Holdings [Text Block]
Top Holdings
Meta Platforms, Inc., Class A	5.4%
JPMorgan Chase & Co.	4.1%
Bank of America Corp.	2.9%
Citigroup, Inc.	2.5%
Shell PLC	2.4%
Exxon Mobil Corp.	2.3%
AT&T, Inc.	2.3%
Goldman Sachs Group, Inc. (The)	2.3%
Walmart, Inc.	2.1%
Hartford Insurance Group, Inc. (The)	2.1%

Columbia Global Value Fund - Institutional 2 Class
Shareholder Report [Line Items]
Fund Name	Columbia Global Value Fund
Class Name	Institutional 2 Class
Trading Symbol	RSEYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Global Value Fund (the Fund) for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 43	0.81% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.81%	[1]
Net Assets	$ 853,755,436
Holdings Count | Holding	99
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 853,755,436
Total number of portfolio holdings	99
Portfolio turnover for the reporting period	35%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
The Fund may use place of organization/incorporation or other factors in determining whether an issuer is domestic (U.S.) or foreign for purposes of its investment policies. At August 31, 2025, the Fund invested at least 40% of its net assets in foreign companies in accordance with its principal investment strategy.
Top Holdings
Meta Platforms, Inc., Class A	5.4%
JPMorgan Chase & Co.	4.1%
Bank of America Corp.	2.9%
Citigroup, Inc.	2.5%
Shell PLC	2.4%
Exxon Mobil Corp.	2.3%
AT&T, Inc.	2.3%
Goldman Sachs Group, Inc. (The)	2.3%
Walmart, Inc.	2.1%
Hartford Insurance Group, Inc. (The)	2.1%
Equity Sector Allocation
Geographic Allocation

Largest Holdings [Text Block]
Top Holdings
Meta Platforms, Inc., Class A	5.4%
JPMorgan Chase & Co.	4.1%
Bank of America Corp.	2.9%
Citigroup, Inc.	2.5%
Shell PLC	2.4%
Exxon Mobil Corp.	2.3%
AT&T, Inc.	2.3%
Goldman Sachs Group, Inc. (The)	2.3%
Walmart, Inc.	2.1%
Hartford Insurance Group, Inc. (The)	2.1%

Columbia Global Value Fund - Institutional 3 Class
Shareholder Report [Line Items]
Fund Name	Columbia Global Value Fund
Class Name	Institutional 3 Class
Trading Symbol	CEVYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Global Value Fund (the Fund) for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 40	0.76% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.76%	[1]
Net Assets	$ 853,755,436
Holdings Count | Holding	99
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 853,755,436
Total number of portfolio holdings	99
Portfolio turnover for the reporting period	35%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
The Fund may use place of organization/incorporation or other factors in determining whether an issuer is domestic (U.S.) or foreign for purposes of its investment policies. At August 31, 2025, the Fund invested at least 40% of its net assets in foreign companies in accordance with its principal investment strategy.
Top Holdings
Meta Platforms, Inc., Class A	5.4%
JPMorgan Chase & Co.	4.1%
Bank of America Corp.	2.9%
Citigroup, Inc.	2.5%
Shell PLC	2.4%
Exxon Mobil Corp.	2.3%
AT&T, Inc.	2.3%
Goldman Sachs Group, Inc. (The)	2.3%
Walmart, Inc.	2.1%
Hartford Insurance Group, Inc. (The)	2.1%
Equity Sector Allocation
Geographic Allocation

Largest Holdings [Text Block]
Top Holdings
Meta Platforms, Inc., Class A	5.4%
JPMorgan Chase & Co.	4.1%
Bank of America Corp.	2.9%
Citigroup, Inc.	2.5%
Shell PLC	2.4%
Exxon Mobil Corp.	2.3%
AT&T, Inc.	2.3%
Goldman Sachs Group, Inc. (The)	2.3%
Walmart, Inc.	2.1%
Hartford Insurance Group, Inc. (The)	2.1%

Columbia Global Value Fund - Class R
Shareholder Report [Line Items]
Fund Name	Columbia Global Value Fund
Class Name	Class R
Trading Symbol	REVRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Global Value Fund (the Fund) for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class R	$ 72	1.37% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.37%	[1]
Net Assets	$ 853,755,436
Holdings Count | Holding	99
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 853,755,436
Total number of portfolio holdings	99
Portfolio turnover for the reporting period	35%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
The Fund may use place of organization/incorporation or other factors in determining whether an issuer is domestic (U.S.) or foreign for purposes of its investment policies. At August 31, 2025, the Fund invested at least 40% of its net assets in foreign companies in accordance with its principal investment strategy.
Top Holdings
Meta Platforms, Inc., Class A	5.4%
JPMorgan Chase & Co.	4.1%
Bank of America Corp.	2.9%
Citigroup, Inc.	2.5%
Shell PLC	2.4%
Exxon Mobil Corp.	2.3%
AT&T, Inc.	2.3%
Goldman Sachs Group, Inc. (The)	2.3%
Walmart, Inc.	2.1%
Hartford Insurance Group, Inc. (The)	2.1%
Equity Sector Allocation
Geographic Allocation

Largest Holdings [Text Block]
Top Holdings
Meta Platforms, Inc., Class A	5.4%
JPMorgan Chase & Co.	4.1%
Bank of America Corp.	2.9%
Citigroup, Inc.	2.5%
Shell PLC	2.4%
Exxon Mobil Corp.	2.3%
AT&T, Inc.	2.3%
Goldman Sachs Group, Inc. (The)	2.3%
Walmart, Inc.	2.1%
Hartford Insurance Group, Inc. (The)	2.1%

Columbia Global Value Fund - Class S
Shareholder Report [Line Items]
Fund Name	Columbia Global Value Fund
Class Name	Class S
Trading Symbol	CEVAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Global Value Fund (the Fund) for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$ 46	0.87% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.87%	[1]
Net Assets	$ 853,755,436
Holdings Count | Holding	99
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 853,755,436
Total number of portfolio holdings	99
Portfolio turnover for the reporting period	35%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
The Fund may use place of organization/incorporation or other factors in determining whether an issuer is domestic (U.S.) or foreign for purposes of its investment policies. At August 31, 2025, the Fund invested at least 40% of its net assets in foreign companies in accordance with its principal investment strategy.
Top Holdings
Meta Platforms, Inc., Class A	5.4%
JPMorgan Chase & Co.	4.1%
Bank of America Corp.	2.9%
Citigroup, Inc.	2.5%
Shell PLC	2.4%
Exxon Mobil Corp.	2.3%
AT&T, Inc.	2.3%
Goldman Sachs Group, Inc. (The)	2.3%
Walmart, Inc.	2.1%
Hartford Insurance Group, Inc. (The)	2.1%
Equity Sector Allocation
Geographic Allocation

Largest Holdings [Text Block]
Top Holdings
Meta Platforms, Inc., Class A	5.4%
JPMorgan Chase & Co.	4.1%
Bank of America Corp.	2.9%
Citigroup, Inc.	2.5%
Shell PLC	2.4%
Exxon Mobil Corp.	2.3%
AT&T, Inc.	2.3%
Goldman Sachs Group, Inc. (The)	2.3%
Walmart, Inc.	2.1%
Hartford Insurance Group, Inc. (The)	2.1%

[1]	Annualized.